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                     Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                               New York, NY 10017

                                                     May 6, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

Re:      Cohen & Steers Special Equity Fund, Inc.
         (Registration Statement File Nos. 333-21993; 811-08059)

Ladies and Gentlemen:

         On behalf of Cohen & Steers Special Equity Fund, Inc. (the "Company"), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the definitive forms for the Company's Prospectus and Statement of Additional Information, each dated May 1, 2002, that would have been filed on behalf of the Company in accordance with Rule 497(c) do not differ from those contained in the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on April 29, 2002.

         Any questions or communications should be directed to Lisa R. Savitzky or Lawrence Stoller at 212-832-3232.


                                                     Very truly yours,

                                                     /s/ Lisa R. Savitzky